Share Capital and Reserves (Details) - Schedule of Fair Value of Stock Options - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share Capital and Reserves (Details) - Schedule of Fair Value of Stock Options [Line Items]
Expected life of options		5 years
Expected dividend yield (in Dollars)
Bottom of range [member]
Share Capital and Reserves (Details) - Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.93%	2.14%
Expected life of options	5 years
Expected dividend yield (in Dollars)
Volatility	132.65%	96.90%
Top of range [member]
Share Capital and Reserves (Details) - Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate		4.03%
Volatility		112.40%